Acquisitions and Dispositions (Sale of Hope) (Narrative) (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
		Feb. 02, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition And Dispositions [Line Items]
Goodwill write-off	[1]			$ 110
Deferred income tax expense				(113)	$ 410	$ 381
Ullico Inc
Business Acquisition And Dispositions [Line Items]
Percentage of equity interests expected to be sold		100.00%
Cash consideration from sale of equity interest		$ 690
Disposal group, recognized a pre-tax gain				14
Disposal group, recognized a gain on disposal after tax				84
Goodwill write-off				$ 110
Deferred income tax expense			$ 90

[1]	See Note 3 for more information